Note 15 - Receivables non-current - Components of Receivables Non Current (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Note 15 - Receivables non-current
Employee advances and loans	$ 10,612	$ 9,120
Tax credits	80,414	66,636
Receivables from related parties	1,142	69,843
Legal deposits	7,713	6,858
Advances to suppliers and other advances	31,279	37,434
Others	8,051	15,711
Trade and other non-current receivables before the allowance for doubtful accounts	$ 139,211	$ 205,602